Long-term debt - Schedule of Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Debt Disclosure [Abstract]
Long-term debt	$ 80.6	$ 74.7	$ 156.7	$ 150.0
Commercial paper, credit facility draws and related fees	5.6	4.2	10.8	8.9
Accretion of fair value adjustments	(1.5)	(1.5)	(3.0)	(3.0)
Allowance for funds used during construction capitalized on regulated property	(1.1)	(1.4)	(2.1)	(3.5)
Other	(6.5)	(8.2)	(12.7)	(13.2)
Interest expense	77.1	67.8	149.7	139.2
Regulatory assets, deferred carrying costs	$ 8.4	$ 8.6	$ 16.7	$ 17.0